UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Michael W. Stockton

American Funds Fundamental Investors

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Fundamental Investors®
Investment portfolio
September 30, 2014
unaudited
Common stocks 95.44% Financials 16.06%	Shares	Value (000)
Wells Fargo & Co.	24,745,916	$1,283,571
JPMorgan Chase & Co.	16,205,000	976,189
American Express Co.	9,770,000	855,266
Capital One Financial Corp.	10,162,000	829,422
Berkshire Hathaway Inc., Class A1	3,835	793,461
CME Group Inc., Class A	8,007,600	640,248
ACE Ltd.	4,450,000	466,672
Goldman Sachs Group, Inc.	2,438,200	447,580
Legal & General Group PLC	119,784,921	444,499
Citigroup Inc.	8,000,000	414,560
American International Group, Inc.	7,641,700	412,805
Moody’s Corp.	4,115,000	388,868
SunTrust Banks, Inc.	10,103,987	384,255
Weyerhaeuser Co.	10,924,239	348,046
Equity Residential	4,506,171	277,490
Aon PLC, Class A	2,860,000	250,736
CNO Financial Group, Inc.[2]	11,900,000	201,824
BlackRock, Inc.	600,000	196,992
KeyCorp	14,060,000	187,420
American Tower Corp.	2,000,000	187,260
McGraw Hill Financial, Inc.	2,200,000	185,790
Svenska Handelsbanken AB, Class A	3,820,000	179,724
XL Group PLC	5,367,000	178,023
Deutsche Bank AG	4,696,000	164,741
Aegon NV	18,277,585	150,795
Charles Schwab Corp.	4,376,200	128,617
Leucadia National Corp.	4,589,846	109,422
Crown Castle International Corp.	1,251,522	100,785
Synchrony Financial[1]	4,100,000	100,655
		11,285,716
Consumer discretionary 15.83%
Amazon.com, Inc.[1]	6,607,800	2,130,619
Comcast Corp., Class A	34,585,000	1,859,981
Home Depot, Inc.	14,110,000	1,294,451
Twenty-First Century Fox, Inc., Class A	26,125,000	895,826
Walt Disney Co.	9,390,000	835,992
Time Warner Inc.	9,230,000	694,188
Expedia, Inc.	4,891,000	428,549
Carnival Corp., units	7,920,000	318,146
NIKE, Inc., Class B	3,400,000	303,280
Macy’s, Inc.	5,000,000	290,900
CBS Corp., Class B	5,125,000	274,188
Viacom Inc., Class B	3,175,000	244,285
Marriott International, Inc., Class A	3,066,045	214,317
Johnson Controls, Inc.	4,600,000	202,400
Lowe’s Companies, Inc.	3,430,000	181,516
Fundamental Investors — Page 1 of 8

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Naspers Ltd., Class N	1,500,000	$165,518
Ralph Lauren Corp., Class A	920,000	151,552
Liberty Global PLC, Class C1	2,353,511	96,529
Liberty Global PLC, Class A1	863,679	36,741
Altice SA1	2,427,171	128,542
Wynn Resorts, Ltd.	650,000	121,602
Starbucks Corp.	1,000,000	75,460
Toyota Motor Corp.	930,000	54,804
VF Corp.	750,000	49,523
Lennar Corp., Class A	740,000	28,734
D.R. Horton, Inc.	1,300,000	26,676
Toll Brothers, Inc.[1]	640,000	19,942
Las Vegas Sands Corp.	76,800	4,778
		11,129,039
Information technology 15.65%
Microsoft Corp.	56,205,000	2,605,664
Google Inc., Class C1	1,362,800	786,826
Google Inc., Class A1	1,327,800	781,291
Avago Technologies Ltd.	10,161,993	884,093
ASML Holding NV	4,555,030	453,470
ASML Holding NV (New York registered)	2,481,000	245,172
Apple Inc.	6,880,000	693,160
Cisco Systems, Inc.	27,230,000	685,379
Texas Instruments Inc.	12,070,300	575,632
Intel Corp.	12,000,000	417,840
Amphenol Corp., Class A	3,573,900	356,890
Analog Devices, Inc.	6,799,000	336,482
Intuit Inc.	2,962,382	259,653
Taiwan Semiconductor Manufacturing Co. Ltd.	59,120,000	233,219
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,200,000	24,216
salesforce.com, inc.[1]	4,430,000	254,858
LinkedIn Corp., Class A1	1,020,000	211,946
MasterCard Inc., Class A	2,500,000	184,800
Murata Manufacturing Co., Ltd.	1,455,000	165,433
Visa Inc., Class A	750,000	160,027
Baidu, Inc., Class A (ADR)[1]	725,000	158,217
Maxim Integrated Products, Inc.	5,000,000	151,200
TE Connectivity Ltd.	1,955,000	108,092
ASM Pacific Technology Ltd.	10,397,300	102,904
Rackspace Hosting, Inc.[1]	3,138,200	102,148
Concur Technologies, Inc.[1]	474,000	60,113
		10,998,725
Industrials 13.79%
Boeing Co.	11,400,000	1,452,132
Union Pacific Corp.	12,840,000	1,392,113
General Electric Co.	43,250,000	1,108,065
Lockheed Martin Corp.	3,113,200	569,031
Airbus Group NV	8,490,000	534,235
Parker-Hannifin Corp.	4,350,000	496,552
Rockwell Automation	3,500,000	384,580
Caterpillar Inc.	3,775,000	373,838
Deere & Co.	3,800,000	311,562
Masco Corp.	12,350,000	295,412
Fundamental Investors — Page 2 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Siemens AG	2,000,000	$238,388
United Technologies Corp.	2,200,000	232,320
TransDigm Group Inc.	1,260,000	232,256
Honeywell International Inc.	2,400,000	223,488
Schneider Electric SE	2,807,000	215,559
Iron Mountain Inc.	6,319,011	206,316
Cummins Inc.	1,410,000	186,092
United Continental Holdings, Inc.[1]	3,600,000	168,444
Waste Management, Inc.	3,400,000	161,602
MTU Aero Engines AG	1,835,346	156,706
Grafton Group PLC, units[2]	15,037,000	152,601
Fastenal Co.	3,100,000	139,190
Rolls-Royce Holdings PLC[1]	8,060,000	126,026
Ryanair Holdings PLC (ADR)[1]	1,850,000	104,395
Meggitt PLC	14,055,334	102,810
Northrop Grumman Corp.	740,000	97,502
Civeo Corp.	2,934,000	34,064
		9,695,279
Health care 10.11%
Merck & Co., Inc.	22,285,000	1,321,055
Gilead Sciences, Inc.[1]	6,418,790	683,280
Vertex Pharmaceuticals Inc.[1]	5,800,000	651,398
Express Scripts Holding Co.[1]	8,880,000	627,194
Pfizer Inc.	18,600,000	550,002
Bristol-Myers Squibb Co.	9,500,000	486,210
Johnson & Johnson	4,000,000	426,360
Roche Holding AG	1,325,000	392,906
Baxter International Inc.	3,751,755	269,263
Regeneron Pharmaceuticals, Inc.[1]	728,000	262,459
Hologic, Inc.[1]	10,005,000	243,422
Boston Scientific Corp.[1]	20,000,000	236,200
AbbVie Inc.	3,400,000	196,384
Edwards Lifesciences Corp.[1]	1,700,000	173,655
Thermo Fisher Scientific Inc.	1,400,000	170,380
UnitedHealth Group Inc.	1,852,000	159,735
AstraZeneca PLC	1,612,100	116,077
PerkinElmer, Inc.	2,035,000	88,726
Humana Inc.	396,000	51,595
		7,106,301
Energy 9.18%
ConocoPhillips	8,910,000	681,793
Suncor Energy Inc.	15,592,932	564,294
Noble Energy, Inc.	7,678,400	524,895
FMC Technologies, Inc.[1]	6,803,310	369,488
Royal Dutch Shell PLC, Class B (ADR)	4,663,834	369,003
Chevron Corp.	3,016,137	359,885
Baker Hughes Inc.	5,000,000	325,300
Concho Resources Inc.[1]	2,420,000	303,444
Denbury Resources Inc.[2]	18,900,000	284,067
Enbridge Inc.	5,903,972	282,613
Occidental Petroleum Corp.	2,600,000	249,990
Southwestern Energy Co.[1]	7,000,000	244,650
Chesapeake Energy Corp.	9,870,000	226,911
Fundamental Investors — Page 3 of 8

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Peyto Exploration & Development Corp.	6,922,900	$218,452
Schlumberger Ltd.	2,100,000	213,549
EOG Resources, Inc.	2,000,000	198,040
Oceaneering International, Inc.	2,449,764	159,651
Kinder Morgan, Inc.	3,990,000	152,977
BG Group PLC	7,950,000	146,925
Phillips 66	1,670,000	135,788
Murphy Oil Corp.	2,140,000	121,787
Pioneer Natural Resources Co.	500,000	98,485
Oil States International, Inc.[1]	1,467,000	90,807
CONSOL Energy Inc.	1,600,000	60,576
Spectra Energy Corp	1,300,000	51,038
Seventy Seven Energy, Inc.[1]	705,000	16,737
		6,451,145
Consumer staples 5.75%
Philip Morris International Inc.	15,820,000	1,319,388
Procter & Gamble Co.	8,910,000	746,123
PepsiCo, Inc.	5,000,000	465,450
British American Tobacco PLC	5,345,000	301,717
Campbell Soup Co.	6,000,000	256,380
Walgreen Co.	4,000,000	237,080
Costco Wholesale Corp.	1,700,000	213,044
Japan Tobacco Inc.	4,705,000	153,023
Pernod Ricard SA	1,150,000	130,203
Altria Group, Inc.	2,595,000	119,214
Kimberly-Clark Corp.	900,000	96,813
		4,038,435
Materials 4.00%
Potash Corp. of Saskatchewan Inc.	18,062,708	624,247
LyondellBasell Industries NV	4,770,000	518,308
E.I. du Pont de Nemours and Co.	6,000,000	430,560
FMC Corp.	5,951,805	340,384
Mosaic Co.	5,500,000	244,255
Monsanto Co.	1,500,000	168,765
Praxair, Inc.	1,300,000	167,700
MeadWestvaco Corp.	3,660,000	149,841
Dow Chemical Co.	1,858,318	97,450
HudBay Minerals Inc.	6,744,900	57,635
Rio Tinto PLC	254,356	12,500
		2,811,645
Telecommunication services 1.50%
Verizon Communications Inc.	8,080,362	403,937
SoftBank Corp.	5,240,000	367,361
Deutsche Telekom AG	12,800,000	194,005
Orange	6,000,000	90,220
		1,055,523
Fundamental Investors — Page 4 of 8

unaudited
Common stocks Utilities 0.42%	Shares	Value (000)
PG&E Corp.	2,500,000	$112,600
National Grid PLC	7,034,860	101,272
FirstEnergy Corp.	2,500,000	83,925
		297,797
Miscellaneous 3.15%
Other common stocks in initial period of acquisition		2,210,198
Total common stocks (cost: $44,070,369,000)		67,079,803
Short-term securities 4.47%	Principal amount (000)
3M Co. 0.07% due 11/3/2014[3]	$ 25,000	24,998
Abbott Laboratories 0.10% due 12/2/2014—12/15/2014[3]	99,500	99,486
Apple Inc. 0.07%—0.09% due 10/8/2014—10/16/2014[3]	87,400	87,397
Chariot Funding, LLC 0.26% due 1/26/2015[3]	25,000	24,985
Chevron Corp. 0.10%—0.12% due 10/8/2014—1/21/2015[3]	106,000	105,970
Ciesco LLC 0.18% due 12/4/2014	25,900	25,892
Coca-Cola Co. 0.11%—0.17% due 10/20/2014—1/23/2015[3]	192,700	192,653
Emerson Electric Co. 0.09% due 10/23/2014[3]	30,000	29,999
Fannie Mae 0.06%—0.12% due 10/2/2014—6/1/2015	740,231	740,028
Federal Farm Credit Banks 0.11%—0.14% due 3/30/2015—7/2/2015	62,500	62,472
Federal Home Loan Bank 0.05%—0.10% due 10/14/2014—3/25/2015	499,550	499,513
Freddie Mac 0.06%—0.17% due 10/17/2014—7/23/2015	641,985	641,791
IBM Corp. 0.07%—0.10% due 10/3/2014—12/23/2014[3]	111,100	111,095
Medtronic Inc. 0.08% due 11/4/2014[3]	5,100	5,100
Paccar Financial Corp. 0.08% due 10/24/2014	22,100	22,098
PepsiCo Inc. 0.07% due 12/1/2014[3]	40,500	40,493
Private Export Funding Corp. 0.13%—0.26% due 12/5/2014—1/22/2015[3]	76,600	76,571
Procter & Gamble Co. 0.10%—0.12% due 10/24/2014—1/12/2015[3]	169,700	169,679
United Parcel Service Inc. 0.13% due 1/2/2015[3]	54,300	54,284
Wal-Mart Stores, Inc. 0.09% due 10/27/2014[3]	50,000	49,999
Wells Fargo & Co. 0.14% due 10/8/2014	80,000	79,999
Total short-term securities (cost: $3,144,031,000)		3,144,502
Total investment securities 99.91% (cost: $47,214,400,000)		70,224,305
Other assets less liabilities 0.09%		60,049
Net assets 100.00%		$70,284,354
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Fundamental Investors — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
Denbury Resources Inc.	13,800,000	5,100,000	—	18,900,000	$2,917	$284,067
CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	2,142	201,824
Grafton Group PLC, units	15,037,000	—	—	15,037,000	2,303	152,601
					$7,362	$638,492

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,072,709,000, which represented 1.53% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Fundamental Investors — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,285,716	$—	$—	$11,285,716
Consumer discretionary	11,129,039	—	—	11,129,039
Information technology	10,998,725	—	—	10,998,725
Industrials	9,695,279	—	—	9,695,279
Health care	7,106,301	—	—	7,106,301
Energy	6,451,145	—	—	6,451,145
Consumer staples	4,038,435	—	—	4,038,435
Materials	2,811,645	—	—	2,811,645
Telecommunication services	1,055,523	—	—	1,055,523
Utilities	297,797	—	—	297,797
Miscellaneous	2,210,198	—	—	2,210,198
Short-term securities	—	3,144,502	—	3,144,502
Total	$67,079,803	$3,144,502	$—	$70,224,305
Fundamental Investors — Page 7 of 8

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$23,403,034
Gross unrealized depreciation on investment securities	(398,493)
Net unrealized appreciation on investment securities	23,004,541
Cost of investment securities	47,219,764

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-010-1114O-S42224	Fundamental Investors — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye _
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 28, 2014